FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-2012

        Check here if Amendment [ ]; Amendment Number: ______
                This Amendment (Check only one.): [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Great Northern Asset Management Inc.
        332 Minnesota Street W-2900
        St. Paul, MN 55101

Form 13F File Number: 28-12051

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jay E. Rothmeier
Title:  Managing Director
Phone:  651 222-6130 x4

Signature, Place, and Date of Signing:

/s/ Jay E. Rothmeier             St. Paul, MN                 February 13, 2013
--------------------             ------------                 -----------------
    [Signature]                  [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 50

Form 13F Information Table Value Total: $46,263
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

Great Northern Capital
Form 13F Information Table
31-Dec-12

                                                                                     INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS   CUSIP         VALUE        SHARES DISCRETION MANAGERS   SOLE    SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ACORDA THERAPEUTICS INC             COMMON STOCK  00484M106  1,033,778.24   41,584      SOLE     NONE   41,584.00    0.00        0
ALON USA ENERGY INC                 COMMON STOCK  020520102  1,706,104.08   94,312      SOLE     NONE   94,312.00    0.00        0
AMERISTAR CASINOS INC               COMMON STOCK  03070Q101  1,229,239.04   46,846      SOLE     NONE   46,846.00    0.00        0
ASBURY AUTOMOTIVE GROUP             COMMON STOCK  043436104    960,964.06   30,002      SOLE     NONE   30,002.00    0.00        0
BELO CORPORATION-A                  COMMON STOCK  080555105    853,970.13  111,339      SOLE     NONE  111,339.00    0.00        0
BUCKEYE TECHNOLOGIES INC            COMMON STOCK  118255108    748,929.06   26,086      SOLE     NONE   26,086.00    0.00        0
CHARLES RIVER LABORATORIES          COMMON STOCK  159864107    875,111.85   23,355      SOLE     NONE   23,355.00    0.00        0
COMMERCIAL VEHICLE GROUP INC        COMMON STOCK  202608105    666,257.92   81,152      SOLE     NONE   81,152.00    0.00        0
COMMUNITY HEALTH SYSTEMS INC        COMMON STOCK  203668108  1,198,583.34   38,991      SOLE     NONE   38,991.00    0.00        0
COPART INC                          COMMON STOCK  217204106    981,258.50   33,263      SOLE     NONE   33,263.00    0.00        0
COSTAMARE INC                       COMMON STOCK  Y1771G102  1,017,691.20   73,110      SOLE     NONE   73,110.00    0.00        0
CRACKER BARREL OLD COUNTRY          COMMON STOCK  22410J106    939,095.64   14,614      SOLE     NONE   14,614.00    0.00        0
DANA HOLDING CORP                   COMMON STOCK  235825205    900,072.60   57,660      SOLE     NONE   57,660.00    0.00        0
DARLING INTERNATIONAL INC           COMMON STOCK  237266101    826,428.92   51,523      SOLE     NONE   51,523.00    0.00        0
ENCORE CAPITAL GROUP INC            COMMON STOCK  292554102  1,087,714.26   35,523      SOLE     NONE   35,523.00    0.00        0
ENERSYS                             COMMON STOCK  29275Y102    917,457.03   24,381      SOLE     NONE   24,381.00    0.00        0
GENESCO INC                         COMMON STOCK  371532102    883,245.00   16,059      SOLE     NONE   16,059.00    0.00        0
GIANT INTERACTIVE GROUP-ADR         COMMON STOCK  374511103    844,403.62  156,082      SOLE     NONE  156,082.00    0.00        0
HAWAIIAN HOLDINGS                   COMMON STOCK  419879101  1,147,141.71  174,603      SOLE     NONE  174,603.00    0.00        0
HIBBETT SPORTS INC                  COMMON STOCK  428567101    671,239.90   12,737      SOLE     NONE   12,737.00    0.00        0
INSIGHT ENTERPRISES INC             COMMON STOCK  45765U103    737,686.53   42,469      SOLE     NONE   42,469.00    0.00        0
INTL FCSTONE INC                    COMMON STOCK  46116V105    658,132.82   37,802      SOLE     NONE   37,802.00    0.00        0
KELLY SERVICES INC -A               COMMON STOCK  488152208    962,658.40   61,160      SOLE     NONE   61,160.00    0.00        0
KEY ENERGY SERVICES INC             COMMON STOCK  492914106    441,603.00   63,540      SOLE     NONE   63,540.00    0.00        0
KINDRED HEALTHCARE                  COMMON STOCK  494580103    484,357.30   44,765      SOLE     NONE   44,765.00    0.00        0
LEAPFROG ENTERPRISES INC            COMMON STOCK  52186N106    698,080.70   80,890      SOLE     NONE   80,890.00    0.00        0
LINDSAY CORP                        COMMON STOCK  535555106  1,050,533.44   13,112      SOLE     NONE   13,112.00    0.00        0
LSB INDUSTRIES INC                  COMMON STOCK  502160104    867,825.42   24,501      SOLE     NONE   24,501.00    0.00        0
NATIONAL BEVERAGE CORP              COMMON STOCK  635017106    990,952.80   67,920      SOLE     NONE   67,920.00    0.00        0
OLD DOMINION FREIGHT LINE           COMMON STOCK  679580100  1,095,246.00   31,950      SOLE     NONE   31,950.00    0.00        0
ON ASSIGNMENT INC                   COMMON STOCK  682159108  1,196,236.08   58,986      SOLE     NONE   58,986.00    0.00        0
PANTRY INC                          COMMON STOCK  698657103    758,780.02   62,554      SOLE     NONE   62,554.00    0.00        0
PAPA JOHN'S INTL INC                COMMON STOCK  698813102  1,026,861.42   18,694      SOLE     NONE   18,694.00    0.00        0
PENSKE AUTOMOTIVE GROUP INC         COMMON STOCK  70959W103    940,432.86   31,254      SOLE     NONE   31,254.00    0.00        0
QUALITY DISTRIBUTION INC            COMMON STOCK  74756M102    442,860.00   73,810      SOLE     NONE   73,810.00    0.00        0
RYDER SYSTEM INC                    COMMON STOCK  783549108    985,218.76   19,732      SOLE     NONE   19,732.00    0.00        0
SAUER-DANFOSS INC                   COMMON STOCK  804137107  1,010,881.17   18,941      SOLE     NONE   18,941.00    0.00        0
SCHWEITZER-MAUDUIT INTL INC         COMMON STOCK  808541106    992,220.66   25,422      SOLE     NONE   25,422.00    0.00        0
SELECT MEDICAL HOLDINGS CORP        COMMON STOCK  81619Q105    723,120.69   76,683      SOLE     NONE   76,683.00    0.00        0
SKILLED HEALTHCARE GROU-CL A        COMMON STOCK  83066R107    712,675.60  111,880      SOLE     NONE  111,880.00    0.00        0
STEELCASE INC-CL A                  COMMON STOCK  858155203  1,106,736.54   86,871      SOLE     NONE   86,871.00    0.00        0
TECH DATA CORP                      COMMON STOCK  878237106    826,733.74   18,158      SOLE     NONE   18,158.00    0.00        0
TENNECO INC                         COMMON STOCK  880349105    912,368.46   25,986      SOLE     NONE   25,986.00    0.00        0
TESORO CORP                         COMMON STOCK  881609101  1,603,640.25   36,405      SOLE     NONE   36,405.00    0.00        0
URS CORP                            COMMON STOCK  903236107    997,753.64   25,414      SOLE     NONE   25,414.00    0.00        0
US AIRWAYS GROUP INC                COMMON STOCK  90341W108    992,250.00   73,500      SOLE     NONE   73,500.00    0.00        0
USA MOBILITY INC                    COMMON STOCK  90341G103    753,138.08   64,481      SOLE     NONE   64,481.00    0.00        0
WELLCARE HEALTH PLANS INC           COMMON STOCK  94946T106    859,621.95   17,655      SOLE     NONE   17,655.00    0.00        0
WORLD ACCEPTANCE CORP               COMMON STOCK  981419104    844,168.32   11,322      SOLE     NONE   11,322.00    0.00        0
ZHONGPIN INC                        COMMON STOCK  98952K107  1,101,761.88   85,807      SOLE     NONE   85,807.00    0.00        0